Accounting Standards	3 Months Ended
Mar. 28, 2014
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Accounting Standards

2. Accounting Standards

The Company’s significant accounting policies are described in Note 2 to the audited annual consolidated financial statements in the 2013 Annual Report on Form 10-K. In the three months ended March 28, 2014, there have been no significant changes to these policies. In the three months ended March 28, 2014, there have been no accounting pronouncements issued that are expected to have a significant effect on the condensed consolidated financial statements. There have been no accounting pronouncements adopted by the Company in 2014.